Equity - Share Options, Range of Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding (in shares) | shares	4,807,620	4,041,567	4,149,639
Weighted average remaining contractual life	4 years 3 months 18 days
Weighted average exercise price of options outstanding (in usd per share)	$ 9.00	$ 8.70	$ 7.07
Number of options exercisable (in shares) | shares	2,741,022
Weighted average exercise price of options exercisable (in usd per share)	$ 7.21
$1.33 - $3.06
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding (in shares) | shares	1,174,815
Weighted average remaining contractual life	2 years 7 months 6 days
Weighted average exercise price of options outstanding (in usd per share)	$ 2.69
Number of options exercisable (in shares) | shares	1,174,815
Weighted average exercise price of options exercisable (in usd per share)	$ 2.69
$1.33 - $3.06 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	1.33
$1.33 - $3.06 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	$ 3.06
$3.56 - $5.50
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding (in shares) | shares	484,493
Weighted average remaining contractual life	3 years 3 months 18 days
Weighted average exercise price of options outstanding (in usd per share)	$ 4.04
Number of options exercisable (in shares) | shares	389,085
Weighted average exercise price of options exercisable (in usd per share)	$ 3.68
$3.56 - $5.50 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	3.56
$3.56 - $5.50 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	$ 5.5
$6.92 - $10.64
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding (in shares) | shares	2,226,069
Weighted average remaining contractual life	5 years 2 months 12 days
Weighted average exercise price of options outstanding (in usd per share)	$ 9.87
Number of options exercisable (in shares) | shares	721,156
Weighted average exercise price of options exercisable (in usd per share)	$ 10.51
$6.92 - $10.64 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	6.92
$6.92 - $10.64 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	$ 10.64
$12.63 - $26.13
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding (in shares) | shares	922,243
Weighted average remaining contractual life	5 years 1 month 6 days
Weighted average exercise price of options outstanding (in usd per share)	$ 17.53
Number of options exercisable (in shares) | shares	455,966
Weighted average exercise price of options exercisable (in usd per share)	$ 16.66
$12.63 - $26.13 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	12.63
$12.63 - $26.13 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	$ 26.13